ORGANIZATION AND BUSINESS BACKGROUND - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Jul. 31, 2017
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage Of Variable ReturnsLoss attributable to CCPL		95.00%
Series of Individually Immaterial Business Acquisitions [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Description		In November 2015, Concord Electrical Contracting Ltd., (“CECL”), was established in Doha, Qatar, by Concord Corporation Pte. Ltd. (“CCPL”), a wholly-owned subsidiary of the Company incorporated under the laws of Singapore, and a Qatar citizen as a nominee shareholder, with 49% and 51% of equity interest in CECL, respectively.
Subsidiaries [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Due to Affiliate, Current		$ 243	$ 121
Due from Affiliate, Current		$ 4,229	$ 4,151
Bond M E Sdn Bhd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent				100.00%
Hollysys Intelligent [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Payments to Acquire Equity Method Investments	$ 20,901
Bond Corporation Pte Ltd [Member] | Bond M E Sdn Bhd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity Method Investment, Ownership Percentage				49.10%